Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Foreign Currency Transactions

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report, representing the certified exchange rate published by the People’s Bank of China:

	As of June 30,
	2025	2024	2023
RMB into US$ for balance sheet items, except for equity accounts	7.1636	7.2672	7.2513
HKD into US$ for balance sheet items, except for equity accounts	7.8499	7.8083	7.8363

	For the years ended June 30
	2025	2024	2023
RMB into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	7.2143	7.2248	6.9536
HKD into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	7.7893	7.8190	7.8373